Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Changes in the carrying amount of goodwill [Abstract]
Balance at beginning of period	$ 48,854	$ 48,357
Changes during the period:
Business combinations	(5)	9
Dispositions	0	(19)
Other	7	12
Balance at March 31,	$ 48,856	$ 48,359